Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations - Memoranda of Agreement for the Sale of 12 Container Vessels(Table)

Name of Vessel	Type	TEU	Memorandum of Agreement Date	Delivery/Expected Delivery
M/V Akadimos	Neo Panamax Container Vessel	9,288	January 31, 2024	March 8, 2024
M/V Long Beach Express	Panamax Container Vessel	5,089	December 15, 2023	February 26, 2024
M/V Seattle Express	Panamax Container Vessel	5,089	February 14, 2024	April 26, 2024
M/V Fos Express	Panamax Container Vessel	5,089	February 14, 2024	May 3, 2024
M/V Athenian	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Athos	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Aristomenis	Neo Panamax Container Vessel	9,954	March 1, 2024	May 3, 2024
M/V Hyundai Premium	Neo Panamax Container Vessel	5,023	September 12, 2024	November 22, 2024
M/V Hyundai Paramount	Neo Panamax Container Vessel	5,023	September 12, 2024	December 20, 2024
M/V Hyundai Prestige	Neo Panamax Container Vessel	5,023	September 12, 2024	December 5, 2024
M/V Hyundai Privilege	Neo Panamax Container Vessel	5,023	September 12, 2024	January 10, 2025
M/V Hyundai Platinum	Neo Panamax Container Vessel	5,023	September 12, 2024	March 10, 2025

Discontinued Operations - Operating Results of the Discontinued Operations (Table)

	For the years ended December 31,
	2024	2023	2022
Revenues	$70,575	$118,819	$111,819
Expenses / (income), net:
Voyage expenses	1,400	2,707	3,091
Vessel operating expenses	17,353	33,064	27,678
Vessel operating expenses - related party	2,615	4,119	3,937
Vessel depreciation and amortization	11,018	29,333	28,230
Impairment of vessel	—	340	—
Gain on sale of vessels	(103,807)	—	—
Operating income, net	141,996	49,256	48,883
Other income / (expense), net:
Interest expense and finance cost (including $304 to related party, for the year ended December 31, 2024, 2023 and 2022)	(3,132)	(9,115)	(9,790)
Other income / (expense), net	161	(23)	—
Total other expense, net	(2,971)	(9,138)	(9,790)
Net income from discontinued operations	$139,025	$40,118	$39,093

Discontinued Operations - Balance Sheet Information from Discontinued Operations (Table)

	As of December 31, 2024	As of December 31, 2023
Cash and cash equivalents	$38	$2
Trade accounts receivable, net	636	14
Prepayments and other assets	907	1,954
Inventories	—	2,549
Claims	49	49
Assets held for sale	71,720	14,394
Total current assets of discontinued operations	73,350	18,962
Vessels, net	—	419,672
Above market acquired charters	—	9,420
Deferred charges, net	—	4,714
Prepayments and other assets	—	325
Total non-current assets of discontinued operations	—	434,131
Current portion of long-term debt, net	—	9,659
Trade accounts payable	3,026	4,607
Due to related parties	—	3,823
Accrued liabilities	12,443	9,895
Deferred revenue	903	9,319
Below market acquired charters associated with vessel held for sale	—	1,447
Total current liabilities of discontinued operations	16,372	38,750
Non-current liabilities associated with vessels held for sale (including $6,000 payable to related party as of December 31, 2023)	—	86,983
Below market acquired charters	—	3,135
Deferred revenue	—	9,533
Total non-current liabilities of discontinued operations	$—	$99,651

Discontinued Operations - Gain on Sale of Vessels(Table)

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain / (loss) on sale
M/V Akadimos	$80,000	$(62,030)	$(1,560)	$16,410
M/V Seattle Express	13,200	(12,939)	(269)	(8)
M/V Fos Express	13,200	(12,931)	(284)	(15)
M/V Long Beach Express	13,050	(12,789)	(261)	—
M/V Athenian	51,000	(44,833)	(1,029)	5,138
M/V Athos	51,000	(44,760)	(1,029)	5,211
M/V Aristomenis	51,000	(45,105)	(1,029)	4,866
M/V Hyundai Premium	60,650	(34,626)	(1,825)	24,199
M/V Hyundai Paramount	60,650	(34,736)	(1,825)	24,089
M/V Hyundai Prestige	60,650	(34,908)	(1,825)	23,917
Total	$454,400	$(339,657)	$(10,936)	$103,807